Leases (Details)	Jul. 06, 2025 USD ($)	Jul. 06, 2025 ILS (₪)	Feb. 01, 2024 USD ($) ft²	Feb. 01, 2024 ILS (₪)	Feb. 01, 2024 ILS (₪) ft²
Leases (Details) [Line Items]
Area of land			6,340		6,340
Additional area of land			260		260
Aggregate rental payment	$ 1,300	₪ 4,000	$ 24,450	₪ 75,800
Lease term			3 years		3 years
Lease Agreement [Member]
Leases (Details) [Line Items]
Bank guarantee			$ 86,467		₪ 257,500